Restructuring and Other Charges	12 Months Ended
Dec. 31, 2020
Restructuring and Related Activities [Abstract]
Restructuring and Other Charges	Restructuring and Other Charges
The following table shows total restructuring and other charges included in the consolidated and combined statements of operations:

	Year Ended December 31,
(in Millions)	2020	2019	2018
Restructuring charges:
Demolition and exit charges (1)	$—	$—	$1.9
Severance-related and exit costs (2)	6.2	—	—
Asset disposal charges (3)	—	—	0.5
Other charges:
Corporate severance-related costs (4)	—	3.5	—
Environmental remediation (5)	0.1	0.9	0.2
Other (6)	4.4	1.8	—
Total restructuring and other charges	$10.7	$6.2	$2.6
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1.Primarily represents costs associated with demolition and other miscellaneous exit costs.
2.Includes severance costs for management changes at certain operating and administrative facilities and exit costs of $1.6 million for the closing of leased office space.
3.Primarily represents fixed asset write-offs which were or are to be abandoned.
4.Represents severance costs and stock-based compensation expense for accelerated vesting related to corporate management changes.
5.Costs associated with environmental remediation with respect to certain discontinued products. There is one environmental remediation site in Bessemer City, North Carolina. See Note 8 for more details.
6.Includes legal fees related to IPO securities litigation in 2020 and 2019, including $2.0 million accrued as of December 31, 2020, for the IPO securities litigation settlement, net of insurance reimbursement. See Note 15 for more details.
Roll forward of plant restructuring reserves
In 2017, we began restructuring efforts at our manufacturing site located in Bessemer City, North Carolina. The objective of this restructuring plan is to optimize both the assets and cost structure by reducing certain production lines at the plant. The restructuring decision resulted primarily in shutdown costs. The following table shows a roll forward of restructuring reserve that will result in cash spending. These amounts are included in "Accrued and other current liabilities" on the consolidated balance sheets and they exclude asset retirement obligations.

(in Millions)	Restructuring Reserve Total
Balance December 31, 2018	$3.6
Cash payments	(0.3)
Balance December 31, 2019	$3.3
Cash payments	(0.1)
Balance December 31, 2020	$3.2